Document and Entity Information	Jun. 02, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000019446
Current Fiscal Year End Date	--07-31
Document Type	8-K
Document Period End Date	Jun. 02, 2021
Entity Registrant Name	CANTEL MEDICAL LLC
Entity Incorporation State Country Code	DE
Entity File Number	001-31337
Entity Tax Identification Number	22-1760285
Entity Address, Address Line One	150 Clove Road
Entity Address, City or Town	Little Falls
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07424
City Area Code	(937)
Local Phone Number	890-7220
Entity Information, Former Legal or Registered Name	CANTEL MEDICAL CORP.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CMD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false